Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	$ 18,535,115	$ 23,762,536	$ 41,200,205
Segment revenue	18,535,115	23,762,536	41,200,205
Segment gross margins/(loss)	(2,316,137)	(11,511,816)	2,158,273
Reconciling items	(21,074,580)	(7,901,842)	(17,787,093)
Profit/(loss) before tax	(23,390,717)	(19,413,657)	(15,628,820)
Income tax income/(expense)	5,422,119	4,598,061	3,726,133
Profit/(loss) for the year	(17,968,598)	(14,815,596)	(11,902,687)
Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	2,375,773	6,983,592	5,529,985
Segment revenue	2,375,773	6,983,592	5,529,985
Segment gross margins/(loss)	(5,402,994)	(14,291,680)	(5,668,061)
Wholesale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	13,584,754	15,034,800	32,127,083
Segment revenue	13,584,754	15,034,800	32,127,083
Segment gross margins/(loss)	2,245,944	2,277,858	6,504,893
Subcontracting [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	2,574,588	1,744,144	3,543,137
Segment revenue	2,574,588	1,744,144	3,543,137
Segment gross margins/(loss)	$ 840,914	$ 502,007	$ 1,321,441